Shareholder Report, Line Graph (Details) - USD ($)				10 Months Ended	11 Months Ended	12 Months Ended		22 Months Ended	23 Months Ended	24 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	107 Months Ended	108 Months Ended	119 Months Ended	120 Months Ended
	Nov. 28, 2017	Nov. 16, 2015	Sep. 30, 2015	Sep. 30, 2018	Sep. 30, 2016	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
PGIM Quant Solutions Large-Cap Index Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A with sales charges
Accumulated Value			$ 9,675.05				$ 11,111.66			$ 13,108.78			$ 15,381.25			$ 15,958.22			$ 18,307.26			$ 23,660.51			$ 19,896.25			$ 24,072.06		$ 32,644.44		$ 38,199.33
PGIM Quant Solutions Large-Cap Index Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C with sales charges
Accumulated Value			9,999.99				11,410.19			13,377.23			15,592.14			16,072.99			18,319.67			23,516.89			19,641.48			23,590.75		31,760.64		36,887.54
PGIM Quant Solutions Large-Cap Index Fund - Class I
Account Value [Line Items]
Line Graph and Table Measure Name						Class I
Accumulated Value			10,000.01				11,523.03			13,643.23			16,060.44			16,722.31			19,248.79			24,964.56			21,062.97			25,565.26		34,788.31		40,843.34
PGIM Quant Solutions Large-Cap Index Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value			10,000.01				11,516.02			13,624.57			16,032.18			16,682.23			19,189.21			24,873.21			20,973.39			25,444.60		34,603.84		40,597.71
PGIM Quant Solutions Large-Cap Index Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value	$ 10,000.01			$ 11,257.47				$ 11,721.59			$ 13,493.45			$ 17,503.06			$ 14,773.73			$ 17,947.08			$ 24,431.53			$ 28,706.12
PGIM Securitized Credit Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name						Class A with sales charges
Accumulated Value		$ 9,674.56			$ 10,103.50				$ 10,786.57			$ 11,241.95			$ 11,557.64			$ 11,376.37			$ 12,183.94			$ 11,884.79			$ 12,908.54		$ 14,129.54		$ 14,967.82
PGIM Securitized Credit Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name						Class C with sales charges
Accumulated Value		10,000.00			10,375.75				10,994.69			11,374.32			11,607.40			11,328.40			12,054.97			11,668.46			12,577.17		13,665.42		14,352.50
PGIM Securitized Credit Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name						Class Z
Accumulated Value		10,000.00			10,466.52				11,201.75			11,704.63			12,063.35			11,903.92			12,781.28			12,498.53			13,607.20		14,936.48		15,861.66
PGIM Securitized Credit Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name						Class R6
Accumulated Value		10,000.00			10,471.07				11,212.20			11,721.38			12,085.88			11,931.72			12,816.75			12,540.50			13,657.94		15,001.31		15,935.53
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						S&P 500 Index
Accumulated Value	$ 10,000		$ 10,000	$ 11,179.299207119133			$ 11,543.043657210545	$ 11,654.851483996705		$ 13,691.128482888485	$ 13,420.45061116582		$ 16,143.264705860533	$ 17,447.251262288293		$ 16,829.977365113857	$ 14,747.803903764254		$ 19,379.558832275638	$ 17,935.882451701516		$ 25,194.387438652433	$ 24,455.85701696105		$ 21,296.299333054671	$ 28,759.519182879005		$ 25,899.986464860984		$ 35,315.037742443368		$ 41,529.663208838247
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Accumulated Value		10,000			10,545.339711336701				10,553.001594501286			10,424.665051458003			11,498.001698029033			12,301.101654541546			12,190.987968763613			10,411.15321694931			10,478.246464145277		11,690.428858373916		12,027.551717718135
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA US 3-Month Treasury Bill Index
Accumulated Value		$ 10,000			$ 10,027.48606850853				$ 10,093.272871723282			$ 10,253.89820878649			$ 10,498.460432256461			$ 10,613.94251121696			$ 10,621.350412590928			$ 10,686.83278149315			$ 11,164.72215295175		$ 11,773.924187125458		$ 12,289.708380910446